Evercore Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Beverages - 2.3%
Constellation Brands, Inc. - Class A	32,775	$8,237,341

Building Materials - 3.3%
Builders FirstSource, Inc.(a)	96,500	12,013,285

Chemicals - 2.6%
Celanese Corp.	73,935	9,280,321

Distributors - 1.7%
Pool Corp.	17,400	6,196,140

Drugs - 1.9%
Abbott Laboratories	70,035	6,782,890

Electrical Equipment - 4.6%
CDW Corp.	59,770	12,059,195
Generac Holdings, Inc.(a)	40,420	4,404,163
		16,463,358
Energy - 3.9%
Chevron Corp.	34,300	5,783,666
EOG Resources, Inc.	64,810	8,215,315
		13,998,981
Financial Services - 13.1%
BlackRock, Inc. - Class A	8,240	5,327,078
JPMorgan Chase & Co.	64,125	9,299,407
Mastercard, Inc.	33,950	13,441,145
Morgan Stanley	100,095	8,174,759
The Blackstone Group Inc. - Class A	101,460	10,870,424
		47,112,813
Health Care Services - 7.3%
Thermo Fisher Scientific, Inc.	25,480	12,897,212
UnitedHealth Group, Inc.	26,745	13,484,561
		26,381,773
Insurance - 2.3%
Chubb Ltd.	40,130	8,354,263

Office Equipment - 5.2%
Apple, Inc.	108,835	18,633,640

Pipelines - 2.7%
Williams Companies, Inc.	290,070	9,772,458

Property Management - 2.6%
CBRE Group, Inc. - Class A(a)	123,715	9,137,590

Restaurants - 2.3%
McDonald’s Corp.	31,590	8,322,070

Retail - 2.7%
TJX Companies, Inc.	110,900	9,856,792

Semiconductors - 5.5%
NVIDIA Corp.	24,335	10,585,482
Texas Instruments, Inc.	58,415	9,288,569
		19,874,051
Services - 10.7%
Accenture PLC - Class A	32,850	10,088,564
Alphabet, Inc. - Class A(a)	42,860	5,608,660
Alphabet, Inc. - Class C(a)	90,885	11,983,187
Amazon.com, Inc.(a)	84,445	10,734,648
		38,415,059
Software - 9.5%
Adobe Systems, Inc.(a)	18,900	9,637,110
Ansys, Inc.(a)	20,640	6,141,432
Microsoft Corp.	58,000	18,313,500
		34,092,042
Specialty Retail - 11.9%
AutoZone, Inc.(a)	4,820	12,242,752
BorgWarner, Inc.	168,005	6,782,362
Crocs, Inc.(a)	65,000	5,734,950
Home Depot, Inc.	38,895	11,752,513
Nike, Inc. - Class B	66,710	6,378,810
		42,891,387
Telecommunications - 1.7%
American Tower Corp. - REIT	35,995	5,919,378

TOTAL COMMON STOCKS (Cost $169,101,332)		$351,735,632

SHORT-TERM INVESTMENT - 1.8%
Invesco Government & Agency Portfolio, Institutional Class, 5.256% (b)	6,592,019	6,592,019
TOTAL SHORT-TERM INVESTMENT (Cost $6,592,019)		$6,592,019

Total Investments (Cost $175,693,351) - 99.6%		$358,327,651
Other Assets in Excess of Liabilities - 0.4%		1,278,825
TOTAL NET ASSETS - 100.0%		$359,606,476

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of September 30, 2023.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$351,735,632	$–	$–	$351,735,632
Short-Term Investment	6,592,019	–	–	6,592,019
Total Investments	$358,327,651	$–	$–	$358,327,651